Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Lubricants	$ 19,259	$ 18,078
Bunkers	54,299	60,511
Total	$ 73,558	$ 78,589